Financial instruments-Fair values and risk management - Changes in measurement inputs used (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, decrease in unobservable input	(5.00%)
Increase/(decrease) on the Group's loss, increase in unobservable input	$ 1,795,061
Increase/(decrease) on the Group's loss, increase in unobservable input	55,767,113
Increase/(decrease) on the Group's loss, decrease in unobservable input	$ (89,520)
Risk-adjusted discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input	5.00%
Increase/(decrease) on the Group's loss, decrease in unobservable input	$ (48,370,219)
Discount for lack of marketability
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input	5.00%
Increase/(decrease) on the Group's loss, decrease in unobservable input	$ (1,795,038)
Expected volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input	5.00%
Increase/(decrease) on the Group's loss, increase in unobservable input	$ 84,785